Net interest income - Schedule of net interest income (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Interest income
Total interest income	kr 14,117	kr 19,315	kr 19,438
Interest expenses were related to:
Interest expenses excl. regulatory fees	(11,154)	(16,011)	(16,299)
Resolution fee	(83)	(105)	(94)
Risk tax	(142)	(141)	(150)
Other regulatory fees	(19)	0	0
Total interest expenses	(11,398)	(16,257)	(16,543)
Net interest income	2,719	3,058	2,895
Financial liabilities at fair value through profit or loss
Interest expenses were related to:
Total interest expenses	1,046	752	1,048
Derivatives used for hedge accounting
Interest expenses were related to:
Total interest expenses	(1,576)	(5,731)	(8,035)
Financial liabilities at amortized cost
Interest expenses were related to:
Total interest expenses	(10,868)	(11,278)	(9,556)
Financial assets at fair value through profit or loss
Interest income
Total interest income	2,782	5,520	5,817
Interest expenses were related to:
Total interest expenses	0	0	0
Derivatives used for hedge accounting
Interest income
Total interest income	129	506	637
Financial assets at amortized cost
Interest income
Total interest income	11,206	13,289	12,984
Interest expenses were related to:
Total interest expenses	0	0	0
Loans to credit institutions
Interest income
Total interest income	1,005	921	1,113
Loans to the public
Interest income
Total interest income	8,003	9,835	9,181
Loans in the form of interest-bearing securities
Interest income
Total interest income	1,948	2,351	2,448
Interest-bearing securities excluding loans in the form of interest-bearing securities
Interest income
Total interest income	1,926	2,561	2,885
Derivatives
Interest income
Total interest income	982	3,381	3,519
Administrative remuneration CIRR-system
Interest income
Total interest income	243	240	260
Interest expenses were related to:
Administrative remuneration for concessionary loans	0	0
Other assets
Interest income
Total interest income	kr 10	kr 26	kr 31